Subsequent Events	12 Months Ended
Mar. 31, 2026
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE – 19 SUBSEQUENT EVENTS

In accordance with ASC Topic 855, “Subsequent Events”, which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before condensed consolidated financial statements are issued, the Company has evaluated the impact of all events or transactions that occurred after March 31, 2026, up through the date the Company issued the audited consolidated financial statements. Apart from the transactions disclosed elsewhere in these accompanying consolidated financial statements, the Company did not have any material subsequent events.